Cover	9 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Atlassian Corporation
Entity Central Index Key	0001650372